UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2009–June 30, 2010

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Effective May 31, 2010, the following funds were renamed as follows:

Former Name	Current Name
Western Asset / Citi Institutional Cash Reserves	Western Asset Institutional Cash Reserves
Western Asset / Citi Institutional Liquid Reserves	Western Asset Institutional Liquid Reserves
Western Asset / Citi Institutional U.S. Treasury Reserves	Western Asset Institutional U.S. Treasury Reserves
Western Asset / Citi Institutional Tax Free Reserves	Western Asset Institutional Tax Free Reserves
Western Asset Institutional Government Money Market Fund	Western Asset Institutional Government Reserves Fund
Western Asset Institutional Municipal Money Market Fund	Western Asset Institutional AMT Free Municipal Money Market Fund

ICA File Number: 811-06740
Reporting Period: 07/01/2009 - 06/30/2010
Legg Mason Partners Institutional Trust

================= Legg Mason Western Asset SMASh Series C Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Legg Mason Western Asset SMASh Series EC Fund =================

GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect three directors to serve for a FOR       FOR          Management
      term of three years
2     To approve an amendment to the          FOR       FOR          Management
      Company''s certificate of
      incorporation, as amended (the
      "Certificate") to amend Article XV to
      remove the requirement of plurality
      voting for directors
3     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to declassify the
      board of directors
4     To approve an amendment to Article XV   FOR       FOR          Management
      of the Certificate to remove the
      requirement of a four-fifths
      stockholder vote to repeal or amend
      such article
5     To ratify the appointment of Deloitte & FOR       FOR          Management
      Touche LLP to serve as Georgia Gulf''s
      independent registered public
      accounting firm for the year ending
      December 31, 2010
6     To transact any other business as may   Non-Votin Non-Voting   Management
      properly come before the meeting        g

================= Legg Mason Western Asset SMASh Series M Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Institutional AMT Free Municipal Money Market ==========
=========                            Fund                             ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Institutional Cash Reserves ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Institutional Government Reserves ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Institutional Liquid Reserves ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Institutional Money Market Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Institutional Tax Free Reserves =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Institutional U.S. Treasury Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 4, 2010